Pacer Lunt MidCap Multi-Factor Alternator ETF
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 94.2%	Shares	Value
Communication Services - 3.0%
Frontier Communications Parent, Inc. (a)	28,098	$1,004,785
TKO Group Holdings, Inc. (a)	5,149	799,176
ZoomInfo Technologies, Inc. (a)	42,073	432,931
		2,236,892

Consumer Discretionary - 22.7%
Abercrombie & Fitch Co. - Class A (a)	3,783	451,615
AutoNation, Inc. (a)(b)	1,698	320,158
Burlington Stores, Inc. (a)	4,516	1,282,228
Capri Holdings Ltd. (a)	23,268	576,581
Choice Hotels International, Inc. (b)	2,073	305,415
Churchill Downs, Inc.	4,341	536,461
Crocs, Inc. (a)(b)	4,389	447,985
Duolingo, Inc. (a)	1,652	601,311
Five Below, Inc. (a)	7,426	696,410
GameStop Corp. - Class A (a)(b)	60,799	1,635,493
Gap, Inc.	25,696	618,503
Goodyear Tire & Rubber Co. (a)	55,136	489,056
H&R Block, Inc. (b)	10,889	602,271
Hilton Grand Vacations, Inc. (a)	4,429	182,475
Light & Wonder, Inc. (a)	4,707	413,792
Lithia Motors, Inc. (b)	1,786	671,715
Macy's, Inc.	29,092	453,253
Marriott Vacations Worldwide Corp.	6,129	531,813
Nordstrom, Inc. (b)	23,704	573,637
Planet Fitness, Inc. - Class A (a)	6,879	744,033
RH (a)	2,992	1,253,977
TopBuild Corp. (a)	1,009	345,764
Travel + Leisure Co.	5,603	304,579
Under Armour, Inc. - Class A (a)(b)	48,518	405,125
Whirlpool Corp. (b)	3,490	366,485
Williams-Sonoma, Inc. (b)	3,099	655,036
Wingstop, Inc.	3,595	1,070,950
YETI Holdings, Inc. (a)(b)	11,226	418,281
		16,954,402

Consumer Staples - 4.0%
BellRing Brands, Inc. (a)	9,047	699,785
Celsius Holdings, Inc. (a)(b)	18,847	470,798
Darling Ingredients, Inc. (a)	18,908	708,294
elf Beauty, Inc. (a)(b)	8,818	881,006
Post Holdings, Inc. (a)	2,141	227,289
		2,987,172

Energy - 4.0%
Civitas Resources, Inc.	6,714	340,803
Matador Resources Co.	7,462	432,796
Ovintiv, Inc.	15,253	643,982
PBF Energy, Inc. - Class A	11,707	342,547
Permian Resources Corp.	45,200	662,180
Viper Energy, Inc.	6,138	287,872
Weatherford International PLC	4,236	266,656
		2,976,836

Financials - 14.3%
Ally Financial, Inc.	14,701	572,898
Brighthouse Financial, Inc. (a)	3,735	230,487
Carlyle Group, Inc.	11,958	671,561
CNO Financial Group, Inc.	5,433	216,994
Columbia Banking System, Inc.	12,214	340,771
Equitable Holdings, Inc.	27,915	1,519,134
Flagstar Financial, Inc. (b)	93,691	1,108,365
Glacier Bancorp, Inc.	5,590	277,655
Interactive Brokers Group, Inc.	9,098	1,978,269
Jefferies Financial Group, Inc.	12,048	926,371
Kinsale Capital Group, Inc. (b)	846	373,881
Ryan Specialty Holdings, Inc.	9,658	643,030
Shift4 Payments, Inc. - Class A (a)(b)	5,197	622,860
Valley National Bancorp	39,202	402,997
Western Alliance Bancorp	4,081	358,597
WEX, Inc. (a)	2,430	446,853
		10,690,723

Health Care - 11.0%
Acadia Healthcare Co., Inc. (a)	9,315	420,200
Cytokinetics, Inc. (a)(b)	24,246	1,199,207
Doximity, Inc. - Class A (a)	12,159	718,597
Globus Medical, Inc. - Class A (a)	8,469	785,246
Haemonetics Corp. (a)(b)	2,707	186,918
Illumina, Inc. (a)	2,542	337,425
Lantheus Holdings, Inc. (a)(b)	6,485	599,927
Medpace Holdings, Inc. (a)	1,022	356,831
Neogen Corp. (a)	25,575	293,090
Neurocrine Biosciences, Inc. (a)	5,011	760,770
Penumbra, Inc. (a)	1,684	449,577
Repligen Corp. (a)	2,922	485,666
Sarepta Therapeutics, Inc. (a)	9,949	1,131,400
Sotera Health Co. (a)	12,356	169,401
Tenet Healthcare Corp. (a)	2,219	312,635
		8,206,890

Industrials - 17.4%
American Airlines Group, Inc. (a)	65,023	1,100,189
Avis Budget Group, Inc. (a)	7,521	674,634
Chart Industries, Inc. (a)	5,750	1,216,642
CNH Industrial NV	59,137	761,685
Comfort Systems USA, Inc.	905	395,259
Concentrix Corp. (b)	13,679	715,138
GATX Corp.	2,378	393,488
MasTec, Inc. (a)	3,005	435,995
NEXTracker, Inc. - Class A (a)(b)	13,798	695,695
nVent Electric PLC	8,596	559,514
RB Global, Inc.	14,432	1,291,375
Regal Rexnord Corp.	7,122	1,130,475
Ryder System, Inc.	2,507	399,641
Saia, Inc. (a)(b)	816	391,770
Terex Corp.	6,169	296,667
Tetra Tech, Inc.	14,023	516,046
Trex Co., Inc. (a)(b)	5,301	386,072
WESCO International, Inc.	2,065	382,025
XPO Logistics, Inc. (a)	9,156	1,223,883
		12,966,193

Information Technology - 13.0%
Allegro MicroSystems, Inc. (a)	32,525	783,527
Amkor Technology, Inc.	16,420	404,096
Appfolio, Inc. - Class A (a)(b)	1,890	442,090
Coherent Corp. (a)	4,988	451,364
Commvault Systems, Inc. (a)	2,370	377,446
Dropbox, Inc. - Class A (a)	13,595	437,079
Fabrinet (a)	1,900	410,799
Kyndryl Holdings, Inc. (a)	31,660	1,201,814
Lattice Semiconductor Corp. (a)	8,974	511,698
Lumentum Holdings, Inc. (a)(b)	10,181	865,996
MKS Instruments, Inc.	4,182	473,737
Onto Innovation, Inc. (a)	2,757	564,523
Pure Storage, Inc. - Class A (a)(b)	8,570	580,960
Rambus, Inc. (a)	9,140	563,207
Silicon Laboratories, Inc. (a)	3,656	495,717
Synaptics, Inc. (a)(b)	5,638	478,666
Teradata Corp. (a)	12,310	392,812
Universal Display Corp.	2,030	304,338
		9,739,869

Materials - 4.2%
Alcoa Corp.	10,199	360,229
Arcadium Lithium PLC (a)	71,703	411,575
Chemours Co.	36,962	701,908
Crown Holdings, Inc.	7,443	653,942
Greif, Inc. - Class A	1,302	79,708
Scotts Miracle-Gro Co.	8,211	582,653
United States Steel Corp. (b)	9,579	352,986
		3,143,001

Utilities - 0.6%
Portland General Electric Co.	5,266	216,643
TXNM Energy, Inc. (b)	5,117	247,407
		464,050
TOTAL COMMON STOCKS (Cost $68,507,003)		70,366,028

REAL ESTATE INVESTMENT TRUSTS - 5.7%
Financials - 2.0%
Annaly Capital Management, Inc.	51,631	1,053,789
Starwood Property Trust, Inc. (b)	22,540	436,149
		1,489,938

Real Estate - 3.7%
Brixmor Property Group, Inc.	16,066	418,680
Corporate Office Properties Trust	5,718	168,338
EPR Properties (b)	3,636	167,620
Healthcare Realty Trust, Inc. (b)	18,552	310,746
Kite Realty Group Trust	11,308	261,780
National Storage Affiliates Trust	5,980	222,157
Park Hotels & Resorts, Inc. (b)	9,548	128,802
Sabra Health Care REIT, Inc. (b)	11,312	189,024
Vornado Realty Trust (b)	21,244	919,015
		2,786,162
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,274,959)		4,276,100

INVESTMENTS PURHASED WITH PROCEEDS FROM SECURITIES LENDING - 22.2%	Units
Mount Vernon Liquid Assets Portfolio, LLC - 4.49% (c)	16,578,204	16,578,204
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $16,578,204)		16,578,204

TOTAL INVESTMENTS - 122.1% (Cost $89,360,166)		91,220,332
Liabilities in Excess of Other Assets - (22.1)%		(16,501,665)
TOTAL NET ASSETS - 100.0%		$74,718,667
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2025. The total market value of these securities was $15,980,184 which represented 21.4% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Pacer Lunt MidCap Multi-Factor Alternator ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$70,366,028	$–	$–	$70,366,028
Real Estate Investment Trusts	4,276,100	–	–	4,276,100
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	16,578,204
Total Investments	$74,642,128	$–	$–	$91,220,332

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $16,578,204 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.